Consolidated Statement of Cash Flows - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (3,563,911)		$ (15,873)	$ (829,563)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	112,818			(478,116)
Accounts payable	(501,818)		4,145	583,330
Net cash used in operating activities	(519,332)		(11,728)	(795,937)
Cash flows from investing activities
Net cash (used in) provided by investing activities				(125,000,000)
Cash flows from financing activities
Net cash provided by financing activities			31,838	126,483,518
Cash, cash equivalents and restricted cash at beginning of period	687,581		0	0
Cash, cash equivalents and restricted cash at end of period	168,249	$ 20,110	20,110	687,581	$ 687,581
Wag Labs, Inc.
Cash flows from operating activities
Net loss	(3,440,000)	(5,141,000)			(6,311,000)	$ (18,839,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Paid-in-kind interest	58,000				54,000
Stock-based compensation	94,000	122,000			222,000	285,000
Depreciation and amortization	297,000	110,000			388,000	213,000
Gain on PPP loan forgiveness					(3,482,000)
Provision for deferred taxes					(793,000)
Loss on disposal of property and equipment						128,000
Changes in operating assets and liabilities:
Accounts receivable	(1,854,000)	(127,000)			(2,478,000)	494,000
Prepaid expenses and other current assets	(59,000)	(116,000)			(675,000)	(564,000)
Deferred costs					(930,000)
Other assets		46,000			872,000	(757,000)
Accounts payable	1,060,000	67,000			1,299,000	(644,000)
Accrued expenses and other current liabilities	(536,000)	(1,907,000)			(364,000)	(6,051,000)
Deferred revenue	220,000	16,000			88,000	(887,000)
Other non-current liabilities		(493,000)			(146,000)	148,000
Net cash used in operating activities	(4,146,000)	(7,423,000)			(12,256,000)	(26,474,000)
Cash flows from investing activities
Purchases of short term investments	(10,092,000)	(15,616,000)			(17,692,000)	(88,880,000)
Proceeds from sale of short term investments	5,901,000	21,666,000			31,280,000	108,727,000
Proceeds from the sale of property and equipment						22,000
Cash payment for acquisition					(1,509,000)
Payment of deferred purchase consideration	(375,000)				(188,000)
Purchase of property and equipment	(14,000)				(5,000)	(86,000)
Net cash (used in) provided by investing activities	(4,580,000)	6,050,000			11,886,000	19,783,000
Cash flows from financing activities
(Payments) proceeds from PPP loan					(54,000)	5,138,000
Proceeds from exercises of stock options					3,000	7,000
Net cash provided by financing activities	8,536,000				(51,000)	5,145,000
Net decrease in cash, cash equivalents and restricted cash	(190,000)	(1,373,000)			(421,000)	(1,546,000)
Cash, cash equivalents and restricted cash at beginning of period	2,628,000	3,049,000			3,049,000	4,595,000
Cash, cash equivalents and restricted cash at end of period	2,438,000	1,676,000	$ 1,676,000	$ 2,628,000	2,628,000	3,049,000
Supplemental disclosures of cash flow information:
Cash paid during the year for interest	8,000				22,000
Cash paid during the year for income taxes	$ 14,000	$ 4,000			$ 1,000	$ 4,000